Average Annual Total Returns - Institutional Shares			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.21%	3.19%	2.12%
Performance Inception Date		Apr. 06, 1993

[1]	Because SEI Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). SEI Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.